Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Nature of Business

Nature of Business

SharpLink Gaming Ltd. (the “Company” or “SharpLink,” formerly Mer Telemanagement Services or “MTS”), is an Israeli-based corporation. SharpLink is a leading online technology company that connects sports fans, leagues and sports websites to relevant and timely sports betting and iGaming content. SharpLink uses proprietary, intelligent, online conversion technology and direct-to-player (“D2P”) performance marketing strategies to convert sports fans into sports bettors and online casino game players for licensed, online sportsbook and casino operators. Further, SharpLink, through its SportsHub Gaming Network (“SportsHub”) reporting unit, owns and operates an online gaming business that primarily facilitates daily and seasonal peer-to-peer fantasy contests for its end users. The Company also operates a website that provides a variety of services to private fantasy league commissioners, including secure online payment options, transparent tracking and reporting of transactions, payment reminders, in-season security of league funds, and facilitation of prize payouts.

On July 26, 2021, SharpLink, Inc. completed its merger with Mer Telemanagement Solutions Ltd. (the “MTS Merger”), which changed its name to SharpLink Gaming Ltd. and commenced trading on NASDAQ under the ticker symbol “SBET.” As a result of the MTS Merger, SharpLink, Inc. shareholders own 86% of the Company, on a fully diluted and as-converted basis, and has majority of the voting shares. Additionally, immediately following the closing of the MTS Merger, legacy MTS directors and officers agreed to resign, pursuant to the Merger Agreement. SharpLink, Inc.’s executives became officers of the Company and new members were appointed to the board of directors. The MTS Merger represents a reverse acquisition in which SharpLink, Inc. is the accounting acquirer and legacy MTS is the accounting acquiree. The Company applied the acquisition method of accounting to the identifiable assets and liabilities of legacy MTS, which were measured at estimated fair value as of the date of the business combination.

Reverse Share Split

Reverse Share Split

On April 23, 2023, the Company effected a one-for-ten (1:10) reverse share split of all the Company’s share capital and adopted amendments to its Memorandum of Association and Second Amended and Restated Articles of Association (“M&AA”) whereby the Company (i) decreased the number of issued and outstanding ordinary shares, nominal value NIS 0.60 per share, from 26,881,244 to 2,688,541; (ii) reduced the total number of the Company’s authorized shares under its M&AA from 92,900,000 ordinary shares, nominal value NIS 0.06 per share, to 9,290,000 ordinary shares, nominal value NIS 0.60 per share; and (ii) decreased by a ratio of one-for-ten (1:10) the number of retrospectively issued and outstanding ordinary shares. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retrospectively adjusted as of the earliest period presented in the financial statements to reflect the reverse stock split.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of SharpLink Gaming Ltd. and its wholly owned subsidiaries. All intercompany accounts and transactions between consolidated subsidiaries have been eliminated in consolidation.

We operate in four reportable segments. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker (“CODM”), our Chief Executive Officer, allocates resources and assesses performance based upon discrete financial information at the segment level.

Reclassifications

Reclassifications

Certain amounts in prior periods have been reclassified to reflect the impact of the discontinued operations treatment in order to conform to the current period presentation. See Note 16.

Functional Currency

Functional Currency

The Company’s functional and reporting currency is the U.S. dollar. Transactions in foreign currencies are recorded at the exchange rate prevailing on the date of the transaction. The resulting monetary assets and liabilities are translated into U.S. dollars at exchange rates prevailing on the subsequent balance sheet date. Revenue and expense components are translated to U.S. dollars at weighted-average exchange rates in effect during the period. Foreign currency transaction gains and losses resulting from remeasurement are recognized in other income, net within the consolidated statements of operations.

Purchase Accounting

Purchase Accounting

The purchase price of an acquired business is allocated to the assets acquired and liabilities assumed at their estimated fair values on the date of acquisition. Any unallocated purchase price amount is recognized as goodwill on the consolidated balance sheet if it exceeds the estimated fair value and as a bargain purchase gain on the consolidated statement of operations if it is below the estimated fair value. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment, and the utilization of independent valuation experts as well as the use of significant estimates and assumptions with respect to the timing and amounts of future cash inflows and outflows, discount rates, market prices and asset lives, among other items. The judgments made in the determination of the estimated fair value assigned to the assets acquired and liabilities assumed, as well as the estimated useful life of each asset and the duration of each liability, can materially impact the financial statements in periods after acquisition, such as through depreciation and amortization expense. Acquisition-related costs are expensed as incurred and changes in deferred tax asset valuation allowances and income tax uncertainties after the measurement period are recorded in Provision for Income Taxes.

Discontinued Operations

Discontinued Operations

In June 2022, the Company’s Board of Directors approved management to enter into negotiations to sell MTS. The Company completed the sale of MTS on December 31, 2022. Accordingly, the assets and liabilities of the MTS business are separately reported as assets and liabilities from discontinued operations as of December 31, 2022 and 2021. The results of operations and cash flows of MTS for all periods are separately reported as discontinued operations.

Restricted Cash

Restricted Cash

Restricted cash consists of funds held for payment of prize liabilities for its various daily and seasonal peer-to-peer fantasy games, as well as private fantasy league dues from customers who utilize the services offered via the Company’s secure online payment and league dues management website. The Company maintains separate accounts to segregate users’ funds from operational funds.

Concentrations of Credit Risk

Concentrations of Credit Risk

Cash and restricted cash are deposited with major banks in the United States, Israel and Hong Kong. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, the FDIC limit per bank is $250,000. Any loss incurred or a lack of access to such funds above the FDIC limit could have a significant adverse impact on the Company’s financial condition, results of operations and cash flows.

The following represents the cash and restricted cash on hand at December 31, 2022 by banking institution and does not include any reduction for the FDIC insured limit of $250,000.

Bank	December 31, 2022
Platinum Bank	$46,023,871
Bank Vista	2,744,359
Silicon Valley Bank	503,103
Other	1,186,153
$50,457,486

The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

Accounts Receivable

Accounts Receivable

The Company’s policy for estimating the allowance for credit losses on accounts receivables considers several factors including historical loss experience, the age of delinquent receivable balances due, and economic conditions. Specific customer reserves are made during review of significant outstanding balances due, in which customer creditworthiness and current economic trends may indicate that it is probable the receivable will not be recovered. Accounts receivables are written off after collection efforts occur and the receivable is deemed uncollectible. Adjustments to the allowance for credit losses are recorded in selling, general and administrative expense. Allowance for credit losses as of December 31, 2022 and 2021 were $0 and $0, respectively. During the years ended December 31, 2022 and 2021, no amount of the allowance for credit losses balance was collected.

Investment, cost

Investment, cost

During the year ended December 31, 2021, the Company invested $200,000 in Quintar, Inc. an augmented reality company headquartered in California. This investment provided the Company with 280,903 shares, which equates to an 1.12% ownership interest in Quintar. SharpLink does not exercise significant control over Quintar due to its minority ownership role and the fact that SharpLink does not have a seat on Quintar’s Board of Directors, nor hold any special voting rights. As a result, of the Company’s lack of influence over Quintar and the fact that the valuation of Quintar is not easily determinable (privately held business with few transactions) the Company accounts for the Quintar investment through the cost method of accounting. The Company reviews the investment for impairment at each reporting period based on current conditions. This is informed by Quintar’s operating results and financing activities. No impairment was indicated related to the Quintar investment for the year ended December 31, 2022 and 2021.

Equipment

Equipment

Equipment is recorded at cost. Expenditures for renewals and improvements that significantly add to the productivity capacity or extend the useful life of an asset are capitalized. Expenditures for maintenance and repairs are expensed. When equipment is retired or sold, the cost and related accumulated depreciation are eliminated from the accounts and the resultant gain or loss is reflected in income. Depreciation is provided using the straight-line method, based on useful lives of the assets which ranges from three to seven years. Depreciation expense for the years ended December 31, 2022 and 2021, was $25,345 and $28,891, respectively. Accumulated depreciation as of December 31, 2022 and 2021 was $100,733 and $86,989, respectively.

Leases

Leases

The Company determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period of time in exchange for consideration. Control over the use of the identified asset means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset.

For a lease with terms greater than year, a right-of-use (ROU) asset and lease liability is recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The initial measurement of the operating lease ROU asset also includes any prepaid lease payments and are reduced by any previously accrued deferred rent. The Company’s operating lease does not provide a readily determinable implicit rate; therefore, the Company uses its incremental borrowing rate to discount the lease payments based on the information available at commencement date. The Company’s operating lease does not include a fixed rental escalation clause. Lease terms include optional renewal periods when it is reasonably certain that such option will be exercised. Lease expense for minimum lease payments is recognized on a straight-line basis over the expected lease term.

Intangible and Long-Lived Assets

Intangible and Long-Lived Assets

Intangible assets consist of internally developed software, customer relationships, trade names and acquired technology and are carried at cost less accumulated amortization. The Company amortizes the cost of identifiable intangible assets on a straight-line basis over the expected period of benefit, which ranges from three to ten years.

Costs associated with internally developed software are expensed as incurred unless they meet generally accepted accounting criteria for deferral and subsequent amortization. Software development costs incurred prior to the application development stage are expensed as incurred. For costs that are capitalized, the subsequent amortization is the straight-line method over the remaining economic life of the product, which is estimated to be five years.

The Company begins amortizing the asset and subsequent enhancements once the software is ready for its intended use. The Company reassesses whether it has met the relevant criteria for deferral and amortization at each reporting date. The Company capitalized $137,565 and $201,436 of costs in the development of its software for the years ended December 31, 2022 and 2021, respectively.

The Company reviews the carrying value of its long-lived assets, including equipment and finite-lived intangible assets, for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimate future cash flows expected to result from its use and eventual disposition. In cases where undiscounted cash flows are less than the carrying value of an asset group, an impairment loss is recognized equal to an amount by which the asset group’s carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of customer loss, obsolescence, demand, competition, and other economic factors.

In accordance with the approval by the Company’s Board of Directors to sell MTS in June 2022, management concluded that the intangible assets of customer relationships and developed technology and its goodwill were impaired and recorded an impairment charge for $1,224,671. The impairment charge was determined based on an assessment of the realization of assets, the ultimate disposition of liabilities and the related carrying value of assets. The impairment charge has been included in the Loss from Discontinued Operations, net of tax line item in the consolidated statement operations for the year ended December 31, 2022.

Goodwill and Impairment

Goodwill and Impairment

The Company evaluates the carrying amount of goodwill annually or more frequently if events or circumstances indicate that the goodwill may be impaired. Factors that could trigger an impairment review include significant underperformance relative to historical or forecasted operating results, a significant decrease in the market value of an asset or significant negative industry or economic trends. The Company completes impairment reviews for its reporting units using a fair-value method based on management’s judgments and assumptions. When performing its annual impairment assessment, the Company evaluates the recoverability of goodwill assigned to each of its reporting units by comparing the estimated fair value of the respective reporting unit to the carrying value, including goodwill. The Company estimates fair value utilizing the income approach and the market approach or a combination of both income and market approaches.

The income approach requires management to make assumptions and estimates for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows, working capital levels, income tax rates, and a weighted-average cost of capital reflecting the specific risk profile of the respective reporting unit. The key assumptions used in the income approach include revenue growth, operating income margin, discount rate and terminal growth rate. These assumptions are the most sensitive and susceptible to change as they require significant management judgment. Discount rates are determined by using market and industry data as well as Company-specific risk factors for each reporting unit. The discount rate utilized for each reporting unit is indicative of the return an investor would expect to receive for investing in such a business.

The market approach estimates fair value using performance multiples of comparable publicly-traded companies. In the event the fair value of a reporting unit is less than the carrying value, including goodwill, an impairment loss is recognized for the difference between the implied fair value and the carrying value of the reporting unit.

The Company recorded goodwill impairment of $1,515,000, which was due to the loss of access to players in the Russian market due to the exit of FourCubed’s largest customer from that market (see Note 3 – Acquisitions – FourCubed – Purchase Price Allocation). The extent of impairment was determined based upon the projected performance of the reporting unit, as determined using an income approach valuation methodology. Key assumptions included in the determination of the reporting unit’s fair value included revenue growth, operating margin, long-term growth rate and discount rate.

During the year ended December 31, 2021, the Company recorded goodwill impairment of $21,722,213 in the Enterprise TEM reporting unit, which is included in the Enterprise TEM operating segment. The Enterprise TEM reporting unit had goodwill of $858,819 and a negative carrying amount of net assets as of December 31, 2021. There is inherent uncertainty included in the assumptions used in goodwill impairment testing. A change to any of the assumptions could lead to a future impairment that could be material.

Accounts Payable

Accounts Payable

The composition of accounts payable and accrued expenses are as follows:

	December 31, 2022	December 31, 2021
Accounts payable	$851,031	$813,621
Accrued wages and payroll expenses	338,166	181,360
Accrued bonus	358,836	117,370
Accrued interest	32,017	-
Other accrued expenses	545,657	291,671
	$2,125,707	$1,404,022

Prize Liability

Prize Liability

The Company’s prize liability consists of funds to be paid to participants of the various fantasy games hosted by the Company. These prizes are paid to the participants once a fantasy game has concluded and final winners have been determined.

Customer Deposits	Customer Deposits The Company’s liability for customer obligations is in wallet accounts and accounts on the SportsHub platform. Cash related to these accounts may be drawn at the customer’s request.
Severance Pay

Severance Pay

Certain of the Company’s employees in Israel have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, which are made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company’s liability for severance pay is calculated pursuant to the local Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company’s liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of the liability of $342,000 and $366,000 for December 31, 2022 and 2021, respectively, is recorded in other current liabilities from discontinued operations in the consolidated balance sheet. The value of these deposits of $279,000 and $284,000 for December 31, 2022 and 2021, respectively, is recorded in current assets from discontinued operations in the consolidated balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Transactions with SportsHub

Transactions with SportsHub

Prior to December 22, 2022 (see Note 3 – Acquisitions – SportsHub Games Network, Inc.), SportsHub owned approximately 40% of the outstanding ordinary shares of the Company. SportsHub has historically paid direct expenses incurred by the Company’s Sports Gaming Client Services business unit (“STI”), which includes salaries and related expenses for the employees of STI. SportsHub collects cash on behalf of STI’s revenue generating activities. The Company was allocated cost of revenue and selling, general, and administrative expenses totaling $285,673 from January 1, 2022 through December 22, 2022 and $284,625, for the year ended December 31, 2021, for costs incurred by SportsHub that were clearly applicable to the current and future revenue producing activities of the Company. Management has allocated these expenses using judgement based on the most reasonable method for the type of expense. Allocation methods were based on headcount, budgeting, salaries expense, and revenue depending on the nature of the expense.

Redeemable Preferred Stock Issued with a Commitment Fee

Redeemable Preferred Stock Issued with a Commitment Fee

The Company considers guidance within ASC 470-20, Debt (ASC 470), ASC 480, and ASC 815 when accounting for a redeemable equity instrument issued with a freestanding-instruments (e.g. commitment fee), such as in the issuance upon the date the SharpLink stock is listed or quoted on any trading market (Going Public Transaction). In circumstances in which redeemable convertible preferred stock is issued with a commitment fee, the proceeds from the issuance of the convertible preferred stock are first allocated to the commitment fee at its full estimated fair value.

The Company accounts for the commitment fee as either equity instrument, liability, or derivative liability in accordance with ASC 480, Distinguishing Liabilities from Equity (ASC 480) and/or ASC 815, Derivatives and Hedging (ASC 815), depending on the specific terms of the agreement. The commitment fee, which required the Company to issue ordinary shares equal to 3% of the Company’s issued and outstanding capital immediately following the Going Public Transaction, required the Company to transfer a variable number of shares outside of its control, which is classified as a liability. Liability-classified instruments are recorded at their estimated fair values at each reporting period until they are exercised, terminated, reclassified, or otherwise settled. Changes in the estimated fair value of the commitment fee were recorded in Commitment Fee Expense in the consolidated statement of operations for the year ended December 31, 2021.

Treasury Stock

Treasury Stock

Company shares held as treasury shares are recognized at cost, and as a deduction from equity. Any gain or loss arising from a purchase, sale, issuance or cancellation of treasury shares is recognized directly in equity at the time of such event.

Warrants

Warrants

The Company accounts for a warrant as an equity instrument, liability or share-based compensation in accordance with ASC 480, Distinguishing Liabilities from Equity, and/or ASC 718, Compensation – Stock Compensation, depending on the specific terms of the agreement.

In February 2021, the Company issued a warrant in exchange for advisory services, which vested upon the completion of the Going Public Transaction. The warrant was in the scope of ASC 718 and was recognized at its grant date fair value when the performance condition became probable of occurrence, which in the Company’s case was the completion of the Going Public Transaction. The grant date fair value was determined using a Black Scholes option-pricing model.

Through the MTS Merger, the Company assumed 8,333 warrants issued to a contractor who was formerly the Chief Executive Officer of MTS. The warrants were fully vested and recognized at their grant date fair values immediately prior to the consummation of the MTS Merger and have an exercise price of zero. The grant date fair values were determined using Black Scholes option-pricing models. The compensation expense related to these warrants was recognized in the MTS financial results immediately prior to the merger and thus is not included in the SharpLink consolidated statement of operations.

In November 2021, the Company issued warrants concurrent with a sale of ordinary shares to an institutional investor. Based on the terms of the agreements, the warrants were freestanding, equity-linked instruments that represented separate units of account. The Company allocated the value of net proceeds from the offering to the ordinary shares and warrants based on relative fair value on the grant date. The warrants’ grant date fair values were determined using Black Scholes option-pricing models. The value allocated to the warrants was recorded in Additional Paid-In Capital in the consolidated balance sheet.

Revenue

Revenue

The Company follows a five-step model to assess each sale to a customer; identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time. Revenue is recognized upon transfer of control of promised products or services (i.e., performance obligations) to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services.

Advertising and Marketing Expenses

Advertising and Marketing Expenses

The Company incurred $459,976 in advertising and marketing expenses for the year ended December 31, 2022.

The Affiliate Marketing Services – United States and the Affiliate Marketing Services – International operating segments generate revenue by earning commissions from sportsbooks and casino operators when a new depositor is directed to them by our affiliate marketing websites. In addition, this segment provides sports betting data (e.g., betting lines) to sports media publishers in exchange for a fixed fee.

The Sports Gaming Client Services operating segments’ performance obligations are satisfied over time (software licenses). Software license revenue is recognized when the customer has access to the license and the right to use and benefit from the license. Other items relating to charges collected from customers include reimbursable expenses. Charges collected from customers as part of the Company’s sales transactions are included in revenues and the associated costs are included in cost of revenues.

The Company’s SportsHub operating segment collects fees from customers for daily and season-long online fantasy sports games in advance and recognizes the related fees over the term of the online fantasy game. It also collects various forms of fee revenue from customers using its wallet system platform. Its performance obligation is to provide these customers with an online platform to collect entry fees, provide transparency into league transactions, encourage timely payment of entry fees, safeguard funds during the season and facilitate end-of-season prize payouts. Fee revenue related to payment transactions is deferred until the end of the specific season. Other types of fee revenue are recognized on a transactional basis when users complete transactions or when a customer’s account becomes inactive under the terms of the user agreement. SportsHub also provides sports simulation software that customers pay a fee to access over a period of time. SportsHub provides and maintains the software throughout the duration of the season, which constitutes a single performance obligation and revenue is recognized over the term of the service. SportsHub also collects subscription fees from users of its Fantasy National Golf Club. Its performance obligation under these contracts is to provide subscribers with access to SportsHub’s intellectual property. Revenue is initially deferred and recognized ratably over the subscription period. Any discounts, promotional incentives or waived entry fees are treated as a reduction in revenue. Any promotions where funds are issued to a user’s wallet account are recognized as marketing expenses, included in selling, general, and administrative expenses.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense reflects the fair value of stock-based awards measured at the grant date and recognized over the requisite service period. The Company estimates the fair value of each stock-based award on the measurement date using the Black-Scholes option valuation model which incorporates assumptions as to stock price volatility, the expected life of the options, risk-free interest rate, and dividend yield.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities, net operating losses, and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company uses a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. A tax position is recognized when it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority. The standard also provides guidance on derecognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transition.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss available to ordinary shareholders, adjusted for preferred stock discount accretion and dividends accrued on preferred stock, by the weighted-average number of ordinary shares outstanding during the period excluding the effects of any potentially dilutive securities. Diluted net loss per share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional ordinary shares that would have been outstanding if potential ordinary shares (also known as common) had been issued if such additional ordinary shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted loss per share are the same, and additional potential ordinary shares have been excluded, as their effect would be anti-dilutive. At December 31, 2022, dividend accrued in Preferred Series A-1 stock of 6,630 shares, total issuable shares of Series B preferred stock of 12,481, total stock options of 288,912 and warrants of 400,359 were not included in the net loss per share calculation.

Fair Value Measurements

Fair Value Measurements

The Company has determined the fair value of certain assets and liabilities in accordance with generally accepted accounting principles, which provides a framework for measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

A fair value hierarchy has been established, which prioritizes the valuation inputs into three broad levels. Level 1 inputs consist of quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the related asset or liability. Level 3 inputs are unobservable inputs related to the asset or liability.

Estimates

Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Our most critical estimates include those related to purchase accounting, intangibles and long-lived assets, goodwill and impairment, stock based compensation, discontinued operations and revenue recognition. On an ongoing basis, we evaluate our estimates and assumptions. We base our estimates on historical experience and on various other factors that we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Contingencies

Contingencies

From time to time, we may become involved in lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. Although we currently maintain liability insurance coverage intended to cover professional liability and certain other claims, we cannot assure that our insurance coverage will be adequate to cover liabilities arising out of claims asserted against us in the future where the outcomes of such claims are unfavorable to us. Liabilities in excess of our insurance coverage, including coverage for professional liability and certain other claims, could have a material adverse effect on our business, financial condition and results of operations.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASC 326, Financial Instruments – Credit Losses (Topic 326): Measurements of Credit Losses on Financial Instruments (“ASC 326”), which replaces the existing incurred loss model with a current expected credit loss (“CECL”) model that requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company would be required to use a forward looking CECL model for accounts receivables, guarantees, and other financial instruments. The Company will adopt ASC 326 on January 1, 2023 and does not expect ASC 326 to have a material impact on its consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which clarifies the guidance in Accounting Standards Codification Topic 820, Fair Value Measurement (“Topic 820”), when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted. While the Company is continuing to assess the timing of adoption and the potential impacts of ASU 2022-03, it does not expect ASU 2022-03 to have a material effect on the Company’s consolidated financial condition, results of operations or cash flows.